UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

        Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002030176 (PIF Residential Funding IX Depositor LLC)

BRAVO Residential Funding Trust 2024-NQM5

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Michael Chiao, Authorized Person, 949-720-6974

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10 and 99.11 for the related information.

Item 3.	Exhibits

99.1       Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Loan Level Tape Compare

Schedule 6— Standard Upload

Schedule 7— Non-ATR QM

Schedule 8— Rating Agency ATR QM

Schedule 9— Valuations Summary

Schedule 10— Waived Conditions Report

99.2       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Credit Compare Securitization Reports - Final Grades Report

Schedule 3— Credit Compare Securitization Reports - Exceptions Grades Report

Schedule 4— Credit Compare Securitization Reports - Valuation Report

Schedule 5— Lease Securitization Reports - Final Grades Report

Schedule 6— Lease Securitization Reports - Exceptions Grades Report

Schedule 7— Lease Securitization Reports - Valuation Report

99.3       Disclosures required by Rule 15Ga-2 for StoneHill Group, Inc.

Schedule 1— Narrative

Schedule 2— QM-ATR Report

Schedule 3— Supplemental Data Report

Schedule 4— Data Comparison Report

Schedule 5— Rating Agency Grades Detail Report

Schedule 6— Business Purpose Report

Schedule 7— Valuation Report

Schedule 8— Rating Agency Grades Summary Report

99.4       Disclosures required by Rule 15Ga-2 for Maxwell Diligence Solutions, LLC

Schedule 1— Narrative

Schedule 2— Standard Exceptions Report

Schedule 3— Grading Report

Schedule 4— Valuation Report

Schedule 5— Supplemental Date Report

Schedule 6— Business Purpose Report

Schedule 7— Data Compare Report

99.5       Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— Rating Agency Grades

Schedule 3— Exceptions Detail

Schedule 4— Valuation Report

Schedule 5— Data Compare

Schedule 6— QM-ATR Data

Schedule 7— Business Purpose

99.6       Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Due Diligence Standard

Schedule 3— Supplemental Report

Schedule 4— Grading Summary Report

Schedule 5— Valuation Summary Report

Schedule 6— Data Compare Report

99.7       Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Report

Schedule 3— Business Purpose Supplemental Data Report

Schedule 4— Rating Agency Grades Detail Report

Schedule 5— Rating Agency Grades Summary Report

Schedule 6— Valuation Report

Schedule 7— ATR QM Report

Schedule 8— Data Compare Report

99.8       Disclosures required by Rule 15Ga-2 for Covius Mortgage Solutions, LLC

Schedule 1— Narrative

Schedule 2— Loan Level Exceptions Report

Schedule 3— Tape Compare Report

Schedule 4— ATR QM Report

Schedule 5— Rating Agency Grades Report

Schedule 6— Rating Agency Exceptions Report

Schedule 7— Valuation Report

Schedule 8— Business Purpose Report

99.9       Disclosures required by Rule 15Ga-2 for Incenter Lender Services LLC

Schedule 1— Narrative

Schedule 2— Review Summary

Schedule 3— Exceptions Report

Schedule 4— Rating Agency Grades Report

Schedule 5— Final Tape Compare Report

Schedule 6— Supplemental Data Report

Schedule 7— QM ATR Report

Schedule 8— Valuation Summary Report

Schedule 9— Business Purpose Supplement Report

99.10       Disclosures required by Rule 15Ga-2 for CrossCheck Compliance, LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grades Summary Report

Schedule 3— Standard Findings Report

Schedule 4— Valuation Report

Schedule 5— Mortgage Loans Report

Schedule 6— Supplemental Data Extract Report

Schedule 7— Business Purpose Report

Schedule 8— Data Compare Report

99.11       Disclosures required by Rule 15Ga-2 for Clarifii LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Report

Schedule 3— Rating Agency Grades Detail Report

Schedule 4— Business Purpose Supplement Report

Schedule 5— ATR QM Report

Schedule 6— Valuation Report

Schedule 7— Data Compare Report

Schedule 8— Rating Agency Grades Summary Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 18, 2024

PIF Residential Funding IX Depositor LLC
(Securitizer)
By: /s/ Michael Chiao
Name: Michael Chiao
Title: Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Loan Level Tape Compare

Schedule 6— Standard Upload

Schedule 7— Non-ATR QM

Schedule 8— Rating Agency ATR QM

Schedule 9— Valuations Summary

Schedule 10— Waived Conditions Report

99.2       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Credit Compare Securitization Reports - Final Grades Report

Schedule 3— Credit Compare Securitization Reports - Exceptions Grades Report

Schedule 4— Credit Compare Securitization Reports - Valuation Report

Schedule 5— Lease Securitization Reports - Final Grades Report

Schedule 6— Lease Securitization Reports - Exceptions Grades Report

Schedule 7— Lease Securitization Reports - Valuation Report

99.3       Disclosures required by Rule 15Ga-2 for StoneHill Group, Inc.

Schedule 1— Narrative

Schedule 2— QM-ATR Report

Schedule 3— Supplemental Data Report

Schedule 4— Data Comparison Report

Schedule 5— Rating Agency Grades Detail Report

Schedule 6— Business Purpose Report

Schedule 7— Valuation Report

Schedule 8— Rating Agency Grades Summary Report

99.4       Disclosures required by Rule 15Ga-2 for Maxwell Diligence Solutions, LLC

Schedule 1— Narrative

Schedule 2— Standard Exceptions Report

Schedule 3— Grading Report

Schedule 4— Valuation Report

Schedule 5— Supplemental Date Report

Schedule 6— Business Purpose Report

Schedule 7— Data Compare Report

99.5       Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— Rating Agency Grades

Schedule 3— Exceptions Detail

Schedule 4— Valuation Report

Schedule 5— Data Compare

Schedule 6— QM-ATR Data

Schedule 7— Business Purpose

99.6       Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Due Diligence Standard

Schedule 3— Supplemental Report

Schedule 4— Grading Summary Report

Schedule 5— Valuation Summary Report

Schedule 6— Data Compare Report

99.7       Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Report

Schedule 3— Business Purpose Supplemental Data Report

Schedule 4— Rating Agency Grades Detail Report

Schedule 5— Rating Agency Grades Summary Report

Schedule 6— Valuation Report

Schedule 7— ATR QM Report

Schedule 8— Data Compare Report

99.8       Disclosures required by Rule 15Ga-2 for Covius Mortgage Solutions, LLC

Schedule 1— Narrative

Schedule 2— Loan Level Exceptions Report

Schedule 3— Tape Compare Report

Schedule 4— ATR QM Report

Schedule 5— Rating Agency Grades Report

Schedule 6— Rating Agency Exceptions Report

Schedule 7— Valuation Report

Schedule 8— Business Purpose Report

99.9       Disclosures required by Rule 15Ga-2 for Incenter Lender Services LLC

Schedule 1— Narrative

Schedule 2— Review Summary

Schedule 3— Exceptions Report

Schedule 4— Rating Agency Grades Report

Schedule 5— Final Tape Compare Report

Schedule 6— Supplemental Data Report

Schedule 7— QM ATR Report

Schedule 8— Valuation Summary Report

Schedule 9— Business Purpose Supplement Report

99.10       Disclosures required by Rule 15Ga-2 for CrossCheck Compliance, LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grades Summary Report

Schedule 3— Standard Findings Report

Schedule 4— Valuation Report

Schedule 5— Mortgage Loans Report

Schedule 6— Supplemental Data Extract Report

Schedule 7— Business Purpose Report

Schedule 8— Data Compare Report

99.11       Disclosures required by Rule 15Ga-2 for Clarifii LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Report

Schedule 3— Rating Agency Grades Detail Report

Schedule 4— Business Purpose Supplement Report

Schedule 5— ATR QM Report

Schedule 6— Valuation Report

Schedule 7— Data Compare Report

Schedule 8— Rating Agency Grades Summary Report